REVENUES - Impact of adoption of ASC Topic 606 (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impact of adoption
Revenues	¥ 579,650	¥ 421,024	¥ 335,037
Cost of revenues	(110,492)	(87,733)	(83,118)
Deferred revenue	203,531	143,254	137,860
Information and analytics services
Impact of adoption
Revenues	268,548	206,201	157,358
Data services
Impact of adoption
Revenues	138,643	125,147	91,829
Analytics services
Impact of adoption
Revenues	129,905	81,054	65,529
Marketplace services
Impact of adoption
Revenues	311,102	214,823	177,679
Promotion services
Impact of adoption
Revenues	244,154	189,718	168,024
Listing services
Impact of adoption
Revenues	¥ 66,948	¥ 25,105	¥ 9,655